Inventories	3 Months Ended
Mar. 31, 2024
Inventory Disclosure [Abstract]
Inventories
Note 5. Inventories
Inventories consisted of the following:

	March 31,	December 31,
	2024	2023
	U.S. $ in thousands
Finished goods	$92,275	$86,908
Raw materials	93,010	96,197
Work-in-process	9,775	9,871
	$195,060	$192,976